Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Parenthetical) (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Disclosure of other equity instruments [line items]
Principal amount	€ 950
Debt instrument redeemed amount	429
Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Principal amount	950
Debt instrument redeemed amount	€ 429
Aegon Ltd. [member] | Top of range [member]
Disclosure of other equity instruments [line items]
Basis point interest rate	6.625%	6.625%
USD 500 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount | $		$ 500
Basis point	0.0029%	0.0029%
USD 500 million [member] | Top of range [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Basis point interest rate	8.50%	8.50%
Credit spread adjustment percentage	0.10%	0.10%
USD 500 million [member] | Aegon Ltd. [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount | $		$ 500
Basis point	0.0029%	0.0029%
Basis point description	The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the aggregate of (i) the 10-year USD SOFR ICE swap rate, (ii) a spread adjustment of 29 basis points and (iii) a credit spread of ten basis, with a maximum of 8.5%.
USD 500 million [member] | Aegon Ltd. [member] | Top of range [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Basis point interest rate	8.50%	8.50%
Credit spread adjustment percentage	0.10%	0.10%
EUR 950 million [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 950
EUR 950 million [member] | Top of range [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Basis point interest rate	8.00%	8.00%
Credit spread adjustment percentage	0.10%	0.10%
EUR 950 million [member] | Aegon Ltd. [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Principal amount	€ 950
Basis point description	The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.
EUR 950 million [member] | Aegon Ltd. [member] | Top of range [member] | Junior perpetual capital securities [member]
Disclosure of other equity instruments [line items]
Basis point interest rate	8.00%	8.00%
Credit spread adjustment percentage	0.10%	0.10%